Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.

Voya International High Dividend Low Volatility Portfolio

(the “Portfolio”)

Supplement dated December 4, 2020

to the Portfolio's Adviser Class, Initial Class, Class R6,

Service Class and Service 2 Class shares Prospectus and

related Summary Prospectus, each dated May 1, 2020 (each

(a “Prospectus” and collective “the Prospectuses”)

On November 19, 2020, the Board of Directors of Voya Partners, Inc. approved changes with respect to the Portfolio's principal investment strategies and primary benchmark, effective on or about December 31, 2020.

Effective on or about December 31, 2020, the Portfolio's Prospectuses are revised as follows:

1.The first paragraph in the section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby deleted in its entirety and replaced with the following:

The Portfolio invests primarily in equity securities included in the MSCI EAFE® Value Index ("Index"). Under normal market conditions, the Portfolio invests at least 65% of its total assets in equity securities of issuers in a number of different countries other than the United States.

2.The sixth paragraph of the section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

The Sub-Adviser creates a target universe that consists of dividend paying securities by screening for companies that exhibit stable dividend yields within each industry sector. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the portfolio's target dividend yield, which is expected to be higher than the Index in aggregate, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Portfolio will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively lower level of volatility.

3.The seventh paragraph of the section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby deleted in its entirety.

4.The fourth paragraph in the section entitled "Performance Information – Average Annual Total Returns" of the Portfolio's Prospectuses is hereby deleted in its entirety and replaced with the following:

The Portfolio's performance prior to December 31, 2020 reflects returns achieved pursuant to different principal investment strategies. The Portfolio's performance prior to May 1, 2019 reflects returns achieved by a different sub-adviser and pursuant to a different investment objective and different principal investment strategies. If the Portfolio's current sub-adviser, investment objective, and strategies had been in place for the prior period, the performance information shown would have been different.

5.The table in the subsection entitled "Performance Information – Average Annual Total Returns" of the Portfolio's Prospectus is hereby deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2019)

	1 Yr	5 Yrs	10 Yrs	Since	Inception
				Inception	Date
Class ADVs %	16.13	3.11	3.82	N/A	12/20/06

MSCI EAFE Value IndexSM1, 2%	16.09	3.54	3.98	N/A

MSCI EAFE IndexSM1,2%	22.01	5.67	5.50	N/A

Class I %	16.75	3.64	4.35	N/A	01/03/06

MSCI EAFE Value IndexSM1, 2%	16.09	3.54	3.98	N/A

MSCI EAFE IndexSM1,2%	22.01	5.67	5.50	N/A

Class S %	16.40	3.38	4.08	N/A	01/12/06

MSCI EAFE Value IndexSM1, 2%	16.09	3.54	3.98	N/A

MSCI EAFE IndexSM1,2%	22.01	5.67	5.50	N/A

Class S2%	16.28	3.23	3.95	N/A	02/27/09

MSCI EAFE Value IndexSM1, 2%	16.09	3.54	3.98	N/A

MSCI EAFE IndexSM1,2%	22.01	5.67	5.50	N/A

1Effective December 31, 2020 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI EAFE® Value Index because the MSCI EAFE® Value Index is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Portfolio invests.

2The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Voya International High Dividend Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.

Voya International High Dividend Low Volatility Portfolio

(the “Portfolio”)

Supplement dated December 4, 2020

to the Portfolio's Adviser Class, Initial Class, Class R6,

Service Class and Service 2 Class shares Prospectus and

related Summary Prospectus, each dated May 1, 2020 (each

(a “Prospectus” and collective “the Prospectuses”)

On November 19, 2020, the Board of Directors of Voya Partners, Inc. approved changes with respect to the Portfolio's principal investment strategies and primary benchmark, effective on or about December 31, 2020.

Effective on or about December 31, 2020, the Portfolio's Prospectuses are revised as follows:

1.The first paragraph in the section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby deleted in its entirety and replaced with the following:

The Portfolio invests primarily in equity securities included in the MSCI EAFE® Value Index ("Index"). Under normal market conditions, the Portfolio invests at least 65% of its total assets in equity securities of issuers in a number of different countries other than the United States.

2.The sixth paragraph of the section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

The Sub-Adviser creates a target universe that consists of dividend paying securities by screening for companies that exhibit stable dividend yields within each industry sector. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the portfolio's target dividend yield, which is expected to be higher than the Index in aggregate, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Portfolio will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively lower level of volatility.

3.The seventh paragraph of the section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby deleted in its entirety.

4.The fourth paragraph in the section entitled "Performance Information – Average Annual Total Returns" of the Portfolio's Prospectuses is hereby deleted in its entirety and replaced with the following:

The Portfolio's performance prior to December 31, 2020 reflects returns achieved pursuant to different principal investment strategies. The Portfolio's performance prior to May 1, 2019 reflects returns achieved by a different sub-adviser and pursuant to a different investment objective and different principal investment strategies. If the Portfolio's current sub-adviser, investment objective, and strategies had been in place for the prior period, the performance information shown would have been different.

5.The table in the subsection entitled "Performance Information – Average Annual Total Returns" of the Portfolio's Prospectus is hereby deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2019)

	1 Yr	5 Yrs	10 Yrs	Since	Inception
				Inception	Date
Class ADVs %	16.13	3.11	3.82	N/A	12/20/06

MSCI EAFE Value IndexSM1, 2%	16.09	3.54	3.98	N/A

MSCI EAFE IndexSM1,2%	22.01	5.67	5.50	N/A

Class I %	16.75	3.64	4.35	N/A	01/03/06

MSCI EAFE Value IndexSM1, 2%	16.09	3.54	3.98	N/A

MSCI EAFE IndexSM1,2%	22.01	5.67	5.50	N/A

Class S %	16.40	3.38	4.08	N/A	01/12/06

MSCI EAFE Value IndexSM1, 2%	16.09	3.54	3.98	N/A

MSCI EAFE IndexSM1,2%	22.01	5.67	5.50	N/A

Class S2%	16.28	3.23	3.95	N/A	02/27/09

MSCI EAFE Value IndexSM1, 2%	16.09	3.54	3.98	N/A

MSCI EAFE IndexSM1,2%	22.01	5.67	5.50	N/A

1Effective December 31, 2020 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI EAFE® Value Index because the MSCI EAFE® Value Index is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Portfolio invests.

2The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.